Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 251,561	$ 219,126
Accounts receivable, including non-trade of $42,823 (December 31, 2013 - $40,043) (notes 9 and 11a)	153,226	176,265
Net investments in direct financing leases - current (note 4b)	5,537	5,104
Prepaid expenses	34,073	31,675
Due from affiliates (note 8b)	55,843	15,202
Current portion of derivative instruments (note 9)	712	500
Other current assets	3,987	3,051
Total current assets	504,939	450,923
Vessels and equipment
At cost, less accumulated depreciation of $1,111,773 (December 31, 2013 - $1,016,812)	2,931,060	3,059,770
Advances on newbuilding contracts and conversion costs (notes 11c, 11e and 15)	114,087	29,812
Investment in equity accounted joint venture (note 8d)	58,338	52,120
Net investments in direct financing leases (note 4b)	73,909	22,463
Derivative instruments (note 9)	5,743	10,323
Deferred tax asset	8,106	7,854
Other assets	45,723	35,272
Intangible assets - net	8,423	10,436
Goodwill	129,145	127,113
Total assets	3,879,473	3,806,086
Current
Accounts payable	16,754	15,753
Accrued liabilities (notes 7, 9 and 11a)	121,243	138,156
Deferred revenues	24,004	29,075
Due to affiliates (note 8b)	75,577	121,864
Current portion of long-term debt (note 6)	339,087	806,009
Current portion of derivative instruments (note 9)	63,136	47,944
Current portion of in-process revenue contracts	12,744	12,744
Total current liabilities	652,545	1,171,545
Long-term debt (note 6)	2,204,394	1,562,967
Derivative instruments (note 9)	154,681	121,135
In-process revenue contracts	82,230	88,550
Other long-term liabilities	27,441	23,984
Total liabilities	3,121,291	2,968,181
Commitments and contingencies (notes 6, 9, and 11)
Redeemable non-controlling interest (note 11b)	15,149	16,564
Equity
General Partner	19,389	21,242
Partners' equity	687,689	787,044
Non-controlling interests	55,344	34,297
Total equity	743,033	821,341
Total liabilities and equity	3,879,473	3,806,086
Common Units [Member]
Equity
Limited partners	523,500	621,002
Preferred Units [Member]
Equity
Limited partners	144,800	144,800
Total equity	$ 144,800	$ 144,800